Share-Based Payment Arrangements (Details) - Schedule of Number and Weighted Average Exercise Prices of Share Options	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Share-based Payment Arrangements [Abstract]
Weighted average exercise price, Outstanding beginning balance	$ 0.52	$ 0.97	$ 1.02
Number of options, Outstanding beginning balance	18,468,235	7,751,303	6,994,377
Weighted average exercise price, Exercisable	$ 0.62	$ 0.97	$ 1.48
Number of options, Exercisable	10,923,032	6,144,318	4,451,430
Weighted average exercise price, Expired and forfeited during the year	$ 0.54	$ 0.82	$ 1.52
Number of options, Expired and forfeited during the year	(2,026,452)	(418,068)	(413,074)
Weighted average exercise price, Granted during the year	$ 0.19	$ 0.28	$ 0.47
Number of options, Granted during the year	2,777,000	11,135,000	1,170,000
Weighted average exercise price, Outstanding ending balance	$ 0.46	$ 0.52	$ 0.97
Number of options, Outstanding ending balance	19,218,782	18,468,235	7,751,303